Critical Accounting Estimates and Judgments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Critical Accounting Estimates and Judgments [Line Items]
Aggregate percentage	100.00%
Raw materials	$ 423,366	$ 199,893
Current [Member]
Critical Accounting Estimates and Judgments [Line Items]
Raw materials	423,366	199,227
Non- current [Member]
Critical Accounting Estimates and Judgments [Line Items]
Raw materials		$ 666
Bottom of range [Member]
Critical Accounting Estimates and Judgments [Line Items]
Term of vest grand	1 year
Top of range [Member]
Critical Accounting Estimates and Judgments [Line Items]
Term of vest grand	5 years